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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      7x7 Asset Management LLC
Address:   201 California Street, Suite 930
           San Francisco, CA 94111

Form 13F File Number: 28- 12134
                          ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas K Lee
Title:   Manager
Phone:   415-249-6800

Signature, Place, and Date of Signing:


/s/ Douglas K Lee                        San Francisco, CA     November 13, 2007
-------------------------------------   --------------------   -----------------
(Signature)                                 (City, State)            (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                        ------------------
Form 13F Information Table Entry Total:        35
                                        ------------------
Form 13F Information Table Value Total:      221,200
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                                           (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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                                  FORM 13F INFORMATION TABLE

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          COLUMN 1          COLUMN 2         COLUMN 3    COLUMN 4         COLUMN 5          COLUMN 6     COLUMN 7    COLUMN 8
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                             TITLE OF                     VALUE     SHRS OR    SH/   PUT/  INVESTMENT    OTHER     VOTING AUTHORITY
     NAME OF ISSUER           CLASS           CUSIP      (x$1000)   PRN AMT    PRN   CALL  DISCRETION   MANAGERS   SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
AMKOR TECHNOLOGY INC           COM          031652100      5,760     500,000    SH             SOLE        N/A     500,000
BMC SOFTWARE INC               COM          055921100     21,080     675,000    SH             SOLE        N/A     675,000
COGNOS  INC                    COM          19244C109      3,206      77,200    SH             SOLE        N/A      77,200
COMTECH GROUP INC              COM NEW      205821200      4,494     246,790    SH             SOLE        N/A     246,790
CYMER INC                      COM          232572107      7,678     200,000    SH             SOLE        N/A     200,000
EXPEDIA INC DEL                COM          30212P105      3,188     100,000    SH             SOLE        N/A     100,000
FOUNDRY NETWORKS INC           COM          35063R100      1,777     100,000    SH             SOLE        N/A     100,000
GENESIS MICROCHIP INC  DEL     COM          37184C103        588      75,000    SH             SOLE        N/A      75,000
INTEL CORP                     COM          458140100      2,586     100,000    SH             SOLE        N/A     100,000
INTERSIL CORP                  CL A         46069S109      5,015     150,000    SH             SOLE        N/A     150,000
ISHARES TR                     RUSSELL 2000 464287655        531       9,000    SH    PUT      SOLE        N/A           0
KEMET CORP                     COM          488360108      6,412     872,364    SH             SOLE        N/A     872,364
LSI LOGIC CORP                 COM          502161102      3,710     500,000    SH             SOLE        N/A     500,000
MARVELL TECHNOLOGY GROUP LTD   ORD          G5876H105      2,046     125,000    SH             SOLE        N/A     125,000
MCAFEE INC                     COM          579064106      5,231     150,000    SH             SOLE        N/A     150,000
MELLANOX TECHNOLOGIES LTD      SHS          M51363113        977      50,000    SH             SOLE        N/A      50,000
MICROSOFT CORP                 COM          594918104     10,311     350,000    SH             SOLE        N/A     350,000
MICROSOFT CORP                 COM          594918104        238       7,000    SH    CALL     SOLE        N/A           0
MOTOROLA INC                   COM          620076109     19,920   1,075,000    SH             SOLE        N/A   1,075,000
MOTOROLA INC                   COM          620076109        940       5,000    SH    CALL     SOLE        N/A           0
MULTI FINELINE ELECTRONIX INC  COM          62541B101        445      30,000    SH             SOLE        N/A      30,000
NETLOGIC MICROSYSTEMS INC      COM          64118B100      5,819     161,136    SH             SOLE        N/A     161,136
OMNIVISION TECHNOLOGIES INC    COM          682128103     11,365     500,000    SH             SOLE        N/A     500,000
ON SEMICONDUCTOR CORP          COM          682189105      3,768     300,000    SH             SOLE        N/A     300,000
OPLINK COMMUNICATIONS INC      COM NEW      68375Q403     15,026   1,100,000    SH             SOLE        N/A   1,100,000
OPTIUM CORP                    COM          68402T107        882      85,000    SH             SOLE        N/A      85,000
PMC-SIERRA INC                 COM          69344F106     12,585   1,500,000    SH             SOLE        N/A   1,500,000
RACKABLE SYS INC               COM          750077109      3,567     275,000    SH             SOLE        N/A     275,000
SPDR TR                        UNIT SER 1   78462F103        465       7,500    SH    PUT      SOLE        N/A           0
SANDISK CORP                   COM          80004C101        505       1,500    SH    PUT      SOLE        N/A           0
SEAGATE TECHNOLOGY             SHS          G7945J104     21,104     825,000    SH             SOLE        N/A     825,000
SYMANTEC CORP                  COM          871503108      8,237     425,000    SH             SOLE        N/A     425,000
TRIDENT MICROSYSTEMS INC       COM          895919108     23,835   1,500,000    SH             SOLE        N/A   1,500,000
VEECO INSTRS INC DEL           COM          922417100      3,392     175,000    SH             SOLE        N/A     175,000
XILINX INC                     COM          983919101      4,517     172,800    SH             SOLE        N/A     172,800

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